Parent company only condensed financial information	12 Months Ended
Dec. 31, 2020
Parent company only condensed financial information
Parent company only condensed financial information

39          Parent company only condensed financial information

Parent Company only financial statements have been provided pursuant to the requirements of Securities and Exchange Commission Regulation S‑X Rule 12‑04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of the Company’s consolidated subsidiaries, including VIEs, as of December 31, 2020 exceeded the 25% threshold, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries and VIEs. Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRSs have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general‑purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments or guarantees as of December 31, 2020. The subsidiaries did not pay any dividend to the Company for the years presented.

Condensed Statements of Comprehensive Income

	Year ended December 31
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Selling and marketing expenses	—	(1,825)	(2,374)
General and administrative expenses	(25,164)	(52,860)	(45,655)
Other income, gains or loss‑net	20,747	4,784	7,780
Operating loss	(4,417)	(49,901)	(40,249)
Finance income	22,730	6,427	4,564
Share of losses of joint venture	—	(526)	(2,283)
Share of loss of subsidiaries and VIEs	(1,214,025)	(1,616,566)	(1,314,998)
Loss before income tax	(1,195,712)	(1,660,566)	(1,352,966)
Income tax expenses	—	—	(642)
Loss for the year	(1,195,712)	(1,660,566)	(1,353,608)
Other comprehensive income, net of tax
– Foreign currency translation differences	396,520	78,775	(608,427)
– Changes in the fair value of debt instruments at fair value through other comprehensive income	—	40	(39)
Total comprehensive loss	(799,192)	(1,581,751)	(1,962,074)

Condensed Balance Sheets

	As at December 31,
	2019	2020
	RMB’000	RMB’000
ASSETS
Non‑current assets
Investment in subsidiaries	3,816,927	4,013,254
Total non‑current assets	3,816,927	4,013,254

Current assets
Amount due from subsidiaries	85,694	1,350,654
Prepayments and other receivables	2,540	446
Cash and cash equivalents	634,507	31,857
Total current assets	722,741	1,382,957
Total assets	4,539,668	5,396,211

EQUITY AND LIABILITIES
Equity
Share capital	73	78
Shares held for share option scheme	(88,280)	(87,714)
Reserves	8,461,637	10,639,931
Accumulated loss	(4,003,318)	(5,356,926)
Total equity	4,370,112	5,195,369

Liabilities
Non‑current liabilities
Amounts payable for purchase of shares held for share option scheme	88,280	88,280
Total non‑current liabilities	88,280	88,280

Current liabilities
Unpaid business acquisition consideration of View Foundation	48,000	48,000
Accrued expenses	33,276	64,562
Total current liabilities	81,276	112,562
Total liabilities	169,556	200,842
Total equity and liabilities	4,539,668	5,396,211

Condensed Statements of Cash Flows

	Year ended December 31
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Cash generated from /(used in) operating activities
Cash generated from /(used in) operations	13,672	(2,275)	(5,230)
Net cash generated from /(used in) operating activities	13,672	(2,275)	(5,230)
Cash flows from investing activities
Payment for investment in subsidiaries, net of cash acquired	(4,655,746)	(1,580,599)	(3,381,568)
(Payment for)/Proceeds from loan to subsidiaries	(31,297)	(54,397)	85,694
Net cash used in investing activities	(4,687,043)	(1,634,996)	(3,295,874)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	4,409,771	102,080	2,722,445
Proceeds from issuance of ordinary shares upon initial public offering	—	2,035,177	—
Share issue transaction costs	(20,585)	(28,142)	(24,766)
Net cash generated from financing activities	4,389,186	2,109,115	2,697,679
Net (decrease)/increase in cash and cash equivalents	(284,185)	471,844	(603,425)
Cash and cash equivalents at the beginning of the year	431,257	159,644	634,507
Effects of exchange rate changes on cash and cash equivalents	12,572	3,019	775
Cash and cash equivalents at the end of year	159,644	634,507	31,857